CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Share capital (note 16)	Contributed surplus	Deficit	Accumulated other comprehensive income (note 18)	Total
Balance at the beginning at Dec. 31, 2023	$ 1,655,024,000	$ 69,823,000	$ (1,084,881,000)	$ 1,818,000	$ 641,784,000
Shares issued for cash, net of issue costs	13,378,000
Flow-through share premium	(5,850,000)
Other shares issued, net of issue costs	95,000
Share-based compensation expense (note 15)		4,657,000
Share options exercised-cash	1,373,000
Share options exercised-transfer from contributed surplus	647,000
Share units exercised-transfer from contributed surplus	522,000
Share options exercised-transfer to share capital		(647,000)
Share units exercised-transfer to share capital		(522,000)
Foreign currency translation				4,000	4,000
Net loss			(91,119,000)		(91,119,000)
Balance at the end at Dec. 31, 2024	1,665,189,000	73,311,000	(1,176,000,000)	1,822,000	564,322,000
Shares issued for cash, net of issue costs	14,185,000
Flow-through share premium	(4,730,000)
Other shares issued, net of issue costs	6,048,000
Share-based compensation expense (note 15)		4,747,000
Share options exercised-cash	1,310,000
Share options exercised-transfer from contributed surplus	646,000
Share units exercised-transfer from contributed surplus	1,183,000
Share options exercised-transfer to share capital		(646,000)
Share units exercised-transfer to share capital		(1,183,000)
Foreign currency translation				(224,000)	(224,000)
Net loss			(217,288,000)		(217,288,000)
Balance at the end at Dec. 31, 2025	$ 1,683,831,000	$ 76,229,000	$ (1,393,288,000)	$ 1,598,000	$ 368,370,000